FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share Price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price (as a percent)	5.00%
Sensitivity analysis, decrease in share price (as a percent)	5.00%
Share Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ 525,803	$ 239,273
Impact of 5% increase (decrease) in value of share price	(504,679)	(223,840)
Warrant Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	214,053	$ (687,148)
Conversion Option Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	623,807
Impact of 5% increase (decrease) in value of share price	(598,005)
SIF and IQ Loan | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	42,025,891		$ 38,697,354
SIF and IQ Loan | FVTPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 27,175,604		$ 27,744,314